ANNUAL REPORT
                               DECEMBER 31, 2000

                                  (AYCO LOGO)

                                      AYCO
                                   LARGE CAP
                                 GROWTH FUND I

                                  (AYCO LOGO)

                          AYCO LARGE CAP GROWTH FUND I
                                A series of the
                               AYCO SERIES TRUST

January 26, 2001

Dear Shareholder:

The concept of risk was reintroduced in 2000, as the NASDAQ declined by 40% and most other major stock indices declined for the year. While we expect the markets to remain volatile near term, we believe that more favorable monetary and fiscal policies will lead to improved equity market performance.

The current economic slowdown is the result of several converging forces. Entering the year 2000, the U.S. economy was experiencing record low unemployment, robust consumer spending, tame inflation and strong GDP growth. The strength of the economy raised inflationary pressures and the Fed, ever vigilant in its effort to fend off inflation, continued raising interest rates. At the same time, energy prices surged due to supply/demand imbalances and technology spending slowed as businesses' near term information technology needs were met in preparation for Y2K. These forces caused economic activity and corporate earnings growth to slow in the second half of 2000.

All of this raises the question of when will the equity markets improve. While the near term will likely be marked by continued volatility, we believe that several economic forces are building that will lead to improved equity market performance. First and foremost, the Federal Reserve Board is now cutting interest rates. While we expect the recent rate cuts to take 6 to 9 months to reinvigorate economic activity, we believe the market will soon anticipate improved monetary conditions and expectations of an improved earnings outlook for the second half of the year. In addition, mortgage refinancings and lower marginal tax rates (if enacted) should support an economic and market recovery.

The recent economic downturn will test the resiliency of the "new economy". Prior to the current slowdown, the U.S. economy enjoyed ideal conditions. Even now, unemployment remains near record low levels, inflation is benign, and we are producing record Federal budget surpluses. These conditions put us in a strong position to rebound from the current slowdown. In addition, the massive technology expenditures of the past five years allow companies to quickly adjust to changing end-market conditions. This, we believe, will prevent the inventory accumulation which produces severe economic downturns and will lead to a rapid improvement in economic conditions when demand rebounds.

In 2000, the bursting of the NASDAQ bubble has again taught us that diversification does enhance long term performance and that risk is an important aspect of investing. The days of profiting from anything "Dot Com" are over as investors return to the tried and true methods of investing in companies that are strong competitively and financially. We believe our companies are well positioned to weather the current downturn and will emerge with even stronger franchises. In these times of turbulence, we believe that our core growth philosophy is all the more appropriate.

We appreciate your continued confidence in Ayco Asset Management.

Very truly yours,

/s/Peter Heerwagen

Peter Heerwagen
Vice President and Secretary

AYCO LARGE CAP GROWTH FUND I

Comparison of the Change in Value of a Hypothetical $10,000 Investment from the Ayco Large Cap Growth Fund I's inception through the Fiscal Year End of December 31, 2000.

                            CUMULATIVE TOTAL RETURN
                            -----------------------
                                                         DECEMBER 1+<F1>
                                                             THROUGH
                                                        DECEMBER 31, 2000
                                                        -----------------
Ayco Large Cap Growth FundI*<F2>                              (2.80)%
S&P 500**<F3>                                                  0.49%

        Date         Ayco Large Cap Growth Fund I       S&P 500
        ----         ----------------------------       -------
     12/1/2000                 $10,000                  $10,000
     12/31/2000                 $9,720                  $10,049

 +<F1>  Commencement of operations.
 *<F2> Assumes reinvestment of dividends and capital gains. Past performance is not necessarily indicative of future results. Investment returns and principal values may fluctuate, so that, when redeemed, shares may be worth more or less than their original cost.
**<F3> S&P 500 return is adjusted upward to reflect reinvested dividends, but does not reflect the deduction of any fees or expenses associated with investment in the Index, and thus represents a "gross return."

AYCO LARGE CAP GROWTH FUND I
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000

 SHARES                                                                VALUE
 ------                                                                -----
            COMMON STOCKS - 95.8%

            BROADCASTING - 6.4%
     500    AT&T Corp. - Liberty Media
              Corporation - Class A*<F4>                             $  6,781
                                                                     --------

            MULTIMEDIA - 12.9%
     200    The Walt Disney Company                                     5,788
     150    Time Warner Inc.                                            7,836
                                                                     --------
                                                                       13,624
                                                                     --------

            FINANCIAL SERVICES - 10.2%
     125    Chase Manhattan Corp                                        5,680
     100    Citigroup Inc.                                              5,106
                                                                     --------
                                                                       10,786
                                                                     --------

            FOOD, BEVERAGES &
              TOBACCO - 4.7%
     100    PepsiCo, Inc.                                               4,956
                                                                     --------

            ELECTRONICS - 4.5%
     100    Texas Instruments Incorporated                              4,738
                                                                     --------

            SEMICONDUCTORS - 9.7%
     150    Applied Materials, Inc.*<F4>                                5,728
     150    Intel Corporation                                           4,509
                                                                     --------
                                                                       10,237
                                                                     --------

            MACHINERY -
              INDUSTRIAL - 5.8%
     150    Dover Corporation                                           6,084
                                                                     --------

            SOFTWARE - 3.1%
      75    Microsoft Corporation*<F4>                                  3,253
                                                                     --------

            TELECOMMUNICATIONS
              EQUIPMENT - 3.8%
     125    Nortel Networks Corporation                                 4,008
                                                                     --------

            COMPUTER SERVICES - 3.6%
     100    Cisco Systems, Inc.*<F4>                                    3,825
                                                                     --------

            OIL & GAS SERVICES - 9.8%
     150    Halliburton Company                                         5,438
     100    Shell Transport & Trading
              Company - ADR                                             4,938
                                                                     --------
                                                                       10,376
                                                                     --------

            TELECOMMUNICATION
              SERVICES - 8.5%
     250    Vodafone Group PLC - ADR                                    8,953
                                                                     --------

            RETAIL TRADE - 3.3%
     300    Staples, Inc.*<F4>                                          3,544
                                                                     --------

            RETAIL APPAREL &
              ACCESSORY STORES - 5.0%
     150    Federated Department
              Stores, Inc.*<F4>                                         5,250
                                                                     --------

            WHOLESALE
              MISCELLANEOUS - 4.5%
       2    Berkshire Hathaway Inc. -
              Class B*<F4>                                              4,708
                                                                     --------

            TOTAL COMMON STOCKS
              (Cost $104,396)                                         101,123
                                                                     --------

PRINCIPAL
  AMOUNT
  ------
            SHORT-TERM
              INVESTMENTS - 10.9%

            MONEY MARKETS - 10.9%
 $11,520    Firstar Stellar U.S. Treasury
              Money Market Fund                                        11,520
                                                                     --------

            TOTAL SHORT-TERM
              INVESTMENTS
              (Cost $11,520)                                           11,520
                                                                     --------

            TOTAL INVESTMENTS
              (COST OF $115,916) - 106.7%                             112,643
                                                                     --------

            OTHER ASSETS AND
              LIABILITIES, NET - (6.7%)                                (7,038)
                                                                     --------

            NET ASSETS - 100.0%                                      $105,605
                                                                     --------
                                                                     --------

*<F4>  Non-income producing security.
ADR - American Depository Receipts

                See accompanying notes to financial statements.

AYCO LARGE CAP GROWTH FUND I
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2000

Assets:
  Investments, at value (cost $115,916)                              $112,643
  Receivable for investments sold                                       3,834
  Dividends and interest receivable                                       150
  Receivable from Advisor                                              26,089
                                                                     --------
     Total Assets                                                     142,716
                                                                     --------

Liabilities:
  Payable for securities purchased                                     10,932
  Accrued expenses and other liabilities                               26,179
                                                                     --------
     Total Liabilities                                                 37,111
                                                                     --------
Net Assets                                                           $105,605
                                                                     --------
                                                                     --------

Net Assets Consist of:
  Capital stock                                                      $108,806
  Accumulated undistributed net realized gain on investments sold          72
  Net unrealized depreciation on investments                           (3,273)
                                                                     --------
     Total Net Assets                                                $105,605
                                                                     --------
                                                                     --------


Shares outstanding of beneficial interest,
  unlimited shares authorized                                          10,863

Net asset value and offering price per share                            $9.72
                                                                        -----
                                                                        -----

                See accompanying notes to financial statements.

AYCO LARGE CAP GROWTH FUND I
STATEMENT OF OPERATIONS
FOR THE PERIOD DECEMBER 1, 2000*<F5> THROUGH DECEMBER 31, 2000

Investment income:
  Interest income                                                    $    136
  Dividend income                                                          45
                                                                     --------
     Total investment income                                              181
                                                                     --------

Expenses:
  Investment advisory fee                                                  72
  Administration fee                                                    3,024
  Shareholder servicing and accounting costs                            3,696
  Custody fees                                                            420
  Federal and state registration                                          308
  Professional fees                                                    11,503
  Reports to shareholders                                               2,573
  Trustees' fees and expenses                                           2,156
  Insurance                                                             2,051
  Other                                                                   448
                                                                     --------
  Total expenses before fee waivers                                    26,251
  Expenses waived/absorbed by Advisor                                 (26,161)
                                                                     --------
     Total expenses, net                                                   90
                                                                     --------

     Net Investment Income                                                 91
                                                                     --------

Realized and Unrealized Gain (Loss) on Investments:
  Realized gains                                                           81
  Change in unrealized depreciation on investments                     (3,273)
                                                                     --------
     Net realized and unrealized loss on investments                   (3,192)
                                                                     --------
Net Decrease in Net Assets Resulting from Operations                 $ (3,101)
                                                                     --------
                                                                     --------

*<F5>  Commencement of operations.

                See accompanying notes to financial statements.

AYCO LARGE CAP GROWTH FUND I
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD DECEMBER 1, 2000*<F6> THROUGH DECEMBER 31, 2000

Operations:
  Net investment income                                              $     91
  Net realized gain on investments                                         81
  Change in unrealized depreciation on investments                     (3,273)
                                                                     --------
  Net decrease in net assets resulting from operations                 (3,101)

Distributions to shareholders from net investment income                 (100)

Net increase in net assets from fund share transactions (Note 6)        8,806
                                                                     --------

Total Increase in Net Assets                                            5,605

Net Assets:
  Beginning of period                                                 100,000
                                                                     --------
  End of period                                                      $105,605
                                                                     --------
                                                                     --------

*<F6>  Commencement of operations.

                See accompanying notes to financial statements.

AYCO LARGE CAP GROWTH FUND I
FINANCIAL HIGHLIGHTS
FOR THE PERIOD DECEMBER 1, 2000*<F7> THROUGH DECEMBER 31, 2000

Net Asset Value, Beginning of Period                              $10.00
                                                                  ------

   Income from Investment Operations:
       Net investment income                                        0.01
       Net realized and unrealized loss on investments             (0.28)
                                                                  ------
       Total from investment operations                            (0.27)
                                                                  ------

   Less Distributions:
       Dividends from net investment income                        (0.01)
                                                                  ------

Net Asset Value, End of Period                                    $ 9.72
                                                                  ------
                                                                  ------

Total Return                                                      (2.80%)(1)<F8>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period                                       $105,605
Ratio of expenses to average net assets after
  expense reimbursement                                            1.00%(2)<F9>
Ratio of net investment income to average net assets
  after expense reimbursement                                      1.01%(2)<F9>
Portfolio turnover rate                                               4%

  *<F7>   Commencement of operations.
(1)<F8>   Not annualized.
(2)<F9>   Annualized.

                See accompanying notes to financial statements.

AYCO LARGE CAP GROWTH FUND I
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000

1. ORGANIZATION

   Ayco Series Trust (the "Trust") was organized as a Delaware business trust on August 30, 2000 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently consists of one series: the Ayco Large Cap Growth Fund I (the "Fund"). In the future, the Trust may establish additional series and classes of shares. Pursuant to the 1940 Act, the Fund is an open-end, diversified series of the Trust. The Fund's investment objective is long-term growth of capital. The Fund currently offers one class of shares. At December 31, 2000, The Ayco Company, L.P. owned 92% of the outstanding shares of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

   ORGANIZATION COSTS

   Ayco Asset Management, a division of The Ayco Company, L.P., (the "Advisor") reimbursed the Fund for expenses incurred in connection with the organization of the Fund. These reimbursed expenses may be recovered by the Advisor in the future, subject to certain limitations (see Note 3).

   SECURITY VALUATION

   The Fund's securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Lacking any sales, the security will be valued at the mean between the closing bid and ask price. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Fund's Board of Trustees determines that this does not represent fair value. The value of all other securities is determined in good faith under the direction of the Board of Trustees.

   FEDERAL INCOME TAXES

   The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund.

   DISTRIBUTIONS TO SHAREHOLDERS

   The Funds pay dividends of net investment income, if any, annually. Distributions of net realized capital gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

   OTHER

   Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from investment transactions by using first-in, first-out (FIFO) cost method. The Fund's basis in investments is the same for income tax and financial reporting purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent differences between the financial reporting and tax basis of income and expenses be reclassified in the capital accounts.

   USE OF ESTIMATES

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

3. INVESTMENT ADVISOR

   The Trust and the Advisor have entered into an investment advisory agreement on behalf of the Fund, whereby the Fund pays the Advisor a monthly fee equal to an annual rate of 0.80% of the Fund's average daily net assets. The Advisor has agreed, through December 31, 2001, to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, distribution related expenses (if any), and other expenses not incurred in the ordinary course of the Fund's business) are limited to an annual rate of 1.00% of the average daily net assets of the Fund. From the period December 1, 2000 (commencement of operations) to December 31, 2000, the Advisor assumed $26,161 of operating expenses on behalf of the Fund. Prior to December 1, 2000 the Advisor assumed $67,800 of the Fund's organizational expenses.

   The Fund may at a later date reimburse the Advisor for the fees waived or limited and other expenses assumed and paid by the Advisor during any of the previous three fiscal years, provided that the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limits stated above. Consequently, no reimbursement by the Fund will be made unless (i) the Fund's total annual expense ratio is less than the percentage stated above; and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis.

4. DISTRIBUTION PLAN

   Mercer Allied Company, L.P. (the "Distributor"), acts as an underwriter and distributor of the Trust to assist in sales of Fund shares pursuant to a distribution agreement. The general partner of the Distributor is Breham, Inc., a corporation wholly-owned by the Trust's chief executive officer and a Trustee of the Trust, and therefore, may be deemed to be affiliated with the Fund. The Distributor receives no compensation from the Fund for its distribution services.

5. PURCHASES AND SALES OF INVESTMENTS SECURITIES

   During the period from December 1, 2000*<F10> through December 31, 2000, purchases and sales of investment securities (excluding short-term investments) aggregated as follows:

          Purchases                       $108,149
          Sales                              3,834

   At December 31, 2000, cost and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

          Cost                            $115,916
          Appreciation                    $  3,997
          (Depreciation)                    (7,270)
                                          --------
          Net Depreciation                $ (3,273)
                                          --------
                                          --------

6. FUND SHARES

   The following table summarizes the activity in shares of the Fund:

                                                DECEMBER 1, 2000*<F10>
                                                       THROUGH
                                                  DECEMBER 31, 2000
                                                  -----------------
                                                  SHARES     AMOUNT
                                                  ------     ------
          Shares sold                                853     $8,706
          Shares issued to
            shareholders in
            reinvestment of
            distributions                             10        100
          Shares redeemed                             --         --
                                                  ------     ------
          Net increase                               863     $8,806
                                                  ------     ------
                                                  ------     ------

          Shares Outstanding:
          Beginning of period                     10,000
                                                  ------
          End of period                           10,863
                                                  ------
                                                  ------

          *<F10>  Commencement of operations.

AYCO LARGE CAP GROWTH FUND I
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Ayco Series Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Ayco Large Cap Growth Fund I (constituting Ayco Series Trust, hereafter referred to as the "Fund") at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the period December 1, 2000 (commencement of operations) through December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Milwaukee, Wisconsin
January 29, 2001

                                    TRUSTEES
                                    --------
                              John Breyo, Chairman
                                Anthony DePaula
                             Herbert A. Chesbrough

                               INVESTMENT MANAGER
                               ------------------
                             The Ayco Company, L.P.
                                One Wall Street
                                Albany, NY 12212

                                  DISTRIBUTOR
                                  -----------
                          Mercer Allied Company, L.P.

                         ADMINISTRATOR, TRANSFER AGENT,
                            DIVIDEND PAYING AGENT &
                          SHAREHOLDER SERVICING AGENT
                          ---------------------------
                       Firstar Mutual Fund Services, LLC
                            615 East Michigan Street
                                  P.O. Box 701
                              Milwaukee, WI 53202

                                   CUSTODIAN
                                   ---------
                               Firstar Bank, N.A.
                               425 Walnut Street
                              Cincinnati, OH 45202

                                 LEGAL COUNSEL
                                 -------------
                             Dechert Price & Rhoads
                              1775 Eye Street, NW
                           Washington, DC 20006-2401

                              INDEPENDENT AUDITORS
                              --------------------
                           PricewaterhouseCoopers LLP
                           100 East Wisconsin Avenue
                                   Suite 1500
                              Milwaukee, WI 53202

                          TOLL FREE TELEPHONE NUMBER:
                                 (800) 235-3412